Goodwill and Other Intangible Assets - Schedule of Finite-Lived Assets (Details) - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 47.5	$ 47.3
Accumulated Amortization	(20.9)	(16.5)
Net Carrying Amount	26.6	30.8
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	47.5	47.3
Accumulated Amortization	(20.9)	(16.5)
Net Carrying Amount	$ 26.6	$ 30.8